Borrowings and debt (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	$ 1,143,055	$ 1,781,871
2018 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	139,070
2019 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	357,434
2021 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	200,731
2024 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	60,178
2020 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	375,592
2022 Payments [member]
Disclosure of short term borrowings Terms [Line Items]
long-term borrowings and debt	$ 10,050